Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 471,505,040.00
Previously Paid Amount	0.00
Total Fee Amount	65,114.85
Total Offset Amount	0.00
Net Fee	$ 65,114.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A